UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne U.S. Equity Long Short Fund
July 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 25.9%

	Shares/
	Contracts	Value
CONSUMER DISCRETIONARY — 3.1%
Comcast, Cl A	1,500	$36,030

ENERGY — 5.6%
Alpha Natural Resources *	300	12,813
Patriot Coal *	1,200	22,692
Range Resources	300	19,548
Tesoro *	400	9,716

		64,769

INDUSTRIALS — 7.8%
FreightCar America *	1,300	32,084
Tetra Tech *	2,600	57,200

		89,284

INFORMATION TECHNOLOGY — 9.4%
AU Optronics ADR	3,300	18,183
Mitek Systems *	5,000	47,350
PLX Technology *	10,000	34,100
Volterra Semiconductor *	300	7,731

		107,364

TOTAL COMMON STOCK
(Cost $286,706)		297,447

PURCHASED OPTIONS* — 2.3%
Broadcom Call Expires 11/19/2011, Strike Price $33	7	3,920
Cabot Microelectronics Put Expires 8/20/2011, Strike Price $45	5	3,050
LDK Solar Call Expires 8/20/2011, Strike Price $7	20	680
Omnivision Technologies Call Expires 9/17/2011, Strike Price $32	10	1,500
Power-One Put
Expires 8/20/2011, Strike Price $8	30	3,150
Expires 8/20/2011, Strike Price $7	10	210
Universal Display Call
Expires 9/17/2011, Strike Price $30	15	5,250
Expires 9/17/2011, Strike Price $40	20	2,300
Walter Energy Call
Expires 9/17/2011, Strike Price $120	5	5,625

TOTAL PURCHASED OPTIONS
(Cost $27,320)		25,685

CASH EQUIVALENT — 31.1%
BlackRock Liquidity Funds T-Fund
Portfolio, 0.010% (A)
(Cost $356,937)	356,937	356,937

TOTAL INVESTMENTS— 59.3%
(Cost $670,963) †		$680,069

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (21.7)%

	Shares	Value
ENERGY — (4.7)%
Cabot Oil & Gas	(300)	$(22,224)
Exxon Mobil	(400)	(31,916)

		(54,140)

INDUSTRIALS — (5.5)%
A123 Systems *	(3,300)	(16,929)
Textron	(2,000)	(46,260)

		(63,189)

INFORMATION TECHNOLOGY — (11.0)%
Advanced Semiconductor Engineering ADR	(3,500)	(18,585)
Analog Devices	(500)	(17,200)
Cabot Microelectronics (B)*	(600)	(23,214)
GT Solar International *	(1,300)	(17,732)
Intel	(2,200)	(49,126)

		(125,857)

MATERIALS — (0.5)%
STR Holdings *	(400)	(5,504)

TOTAL COMMON STOCK
(Proceeds ($261,220))		(248,690)

SECURITIES SOLD SHORT — (21.7)%
(Proceeds ($261,220)) ††		$(248,690)

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne U.S. Equity Long Short Fund
July 31, 2011 (Unaudited)
WRITTEN OPTION* — (0.1)%

	Contracts	Value
Universal Display Call Expires 9/17/2011, Strike Price $50	(20)	$(700)

TOTAL WRITTEN OPTION
(Premiums Received ($2,810)) ††		$(700)

Percentages are based on Net Assets of $1,147,744.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

(B)	Underlying security for a purchased put option.
ADR — American Depositary Receipt
Cl — Class
As of July 31, 2011, all of the funds investments and options were considered level 1, in accordance with ASC-820.
For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $670,963, and the unrealized appreciation and depreciation were $32,734 and ($23,628) respectively.

††	For July 31,2011, the tax basis proceeds and premiums received of the Fund’s securities sold short and written option was ($264,030) and the unrealized appreciations and depreciation were $14,654 and( $14) respectively.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Phillip T. Masterson Philip T. Masterson
President
Date: 09/28/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Phillip T. Masterson Philip T. Masterson
President
Date: 09/28/2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: 09/28/2011